EXPENSES (Details 2) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2017	Dec. 31, 2017	Dec. 31, 2016
Other gains and losses [Abstract]
Unrealized gain on share purchase warrants		$ 1.2	$ 0.2
Gain on foreign exchange		43.8	12.0
Gain on disposal of El Morro stream	$ 33.0	33.0	0.0
Other gain on disposal of assets		0.3	0.1
(Loss) gain on revaluation of investments		(0.2)	0.5
Unrealized loss on revaluation of gold stream obligation (Note 13)		(21.8)	(31.1)
Settlement and (loss) gain on revaluation of gold price option contracts		(13.9)	10.5
Loss on revaluation of copper forward contracts and copper price option contracts		(4.4)	0.3
Other		1.2	(0.2)
Total other gains (losses)		$ 39.2	$ (7.7)